Equity (Details) - Schedule of the number of common shares issued and outstanding - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of the number of common shares issued and outstanding [Abstract]
Common shares (par value of USD 0.01), No. of shares (in Shares)		45,426,251
Common shares (par value of USD 0.01), Par value		$ 455
Earnout shares (par value of USD 0.01), No. of shares (in Shares)	[1]	3,012,500
Earnout shares (par value of USD 0.01), Par value	[1]	$ 30
Restricted shares awards (par value of USD 0.01) (note 31), No. of shares (in Shares)		134,500
Restricted shares awards (par value of USD 0.01) (note 31), Par value		$ 1
Total shares, No. of shares (in Shares)		48,573,251
Total shares, Par value		$ 486
USD ‘000
Authorized shares (par value of USD 1 each)			$ 175,000
Issued shares			$ 143,376

[1]	The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights, however, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.